Subsequent Event	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent event	Subsequent event
Normal course issuer bid
On January 30, 2025, the Board of Directors of the Company approved a new NCIB, which allows for the repurchase of up to 20.0 million common shares between February 4, 2025 and February 3, 2026.